CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
OPERATING EXPENSES
Selling expenses	$ 3,392,337	$ 925,395	$ 1,014,513
General and administrative expenses	9,751,876	2,512,566	2,116,248
OTHER INCOME, NET
Interest (expense) income, net	(22,471)	10,575	17,508
Amortization of debt issuance costs	230,700
Loss on derivative liabilities	(356,134)
NET INCOME (LOSS)	(10,900,606)	845,331	1,269,926
Foreign currency translation loss	(55,424)	(824,343)	(1,220,142)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	(10,851,497)	(517,937)	(312,477)
PARENT COMPANY
OPERATING EXPENSES
Selling expenses	2,256,284
General and administrative expenses	5,239,764
OTHER INCOME, NET
Interest (expense) income, net	(67,043)
Loss on derivative liabilities	(356,134)
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	(2,648,393)	8,652	477,689
NET INCOME (LOSS)	(10,798,318)	8,652	477,689
Foreign currency translation loss	(53,179)	(526,589)	(790,166)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ (10,851,497)	$ (517,937)	$ (312,477)